Supplementary Cash Flow Information - Summary of Reconciliation of Liabilities to Cash Flows from Financing Activities (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Lease Liabilities, Beginning of Year	$ 2,957	$ 1,757
Changes From Financing Cash Flows:
Issuance of Long-Term Debt	0	1,557	$ 1,326
(Repayment) of Long-Term Debt	(4,149)	(2,870)	(112)
Principal Repayment of Leases	(302)	(300)	(197)
Non-Cash Changes:
Lease Additions	25	110
Lease Modifications	83	22
Lease Termination	(5)	(1)
Other inflows (outflows) of cash, classified as financing activities	2	0	0
Lease Liabilities, End of Year	2,836	2,957	1,757
Common shares
Changes From Financing Cash Flows:
Variable dividends paid on common shares	219	0	0
Dividends Payable
Non-Cash Changes:
Ending balance, debt	9
Dividends Payable | Common shares
Changes From Financing Cash Flows:
Dividends paid	(682)	(176)	(77)
Variable dividends paid on common shares	(219)
Non-Cash Changes:
Base Dividends Declared on Common Shares	682	176	77
Dividends Payable | Preference shares
Changes From Financing Cash Flows:
Dividends paid	(26)	(34)
Non-Cash Changes:
Base Dividends Declared on Common Shares	35	34
Short-Term Borrowings
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance, debt	79	121
Changes From Financing Cash Flows:
Net Issuance (Repayment) of Short-Term Borrowings	34	(77)	117
Acquisition (Note 5)		40
Non-Cash Changes:
Exchange Rate Movements and Other	2	(5)	4
Ending balance, debt	115	79	121
Long-Term Debt
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance, debt	12,385	7,441	6,699
Changes From Financing Cash Flows:
(Repayment) of Revolving Long-Term Debt		(350)	(220)
Issuance of Long-Term Debt		1,557	1,326
(Repayment) of Long-Term Debt	(4,149)	(2,870)	(112)
Acquisition (Note 5)		6,602
Non-Cash Changes:
Net Premium (Discount) on Redemption of Long-Term Debt	(29)	121	(25)
Finance Costs	(28)	(59)	5
Exchange Rate Movements and Other	512	(57)	(232)
Ending balance, debt	8,691	12,385	7,441
Lease Liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Lease Liabilities, Beginning of Year	2,957	1,757	1,916
Changes From Financing Cash Flows:
Principal Repayment of Leases	(302)	(300)	(197)
Acquisition (Note 5)		1,441
Non-Cash Changes:
Lease Additions	25	110	49
Lease Modifications	83	22	(2)
Lease Re-measurements	7	(4)	(2)
Lease Termination	(5)	(1)	(1)
Exchange Rate Movements and Other	71	(10)	(6)
Transfers to liabilities related to assets held for sale		(58)
Lease Liabilities, End of Year	$ 2,836	$ 2,957	$ 1,757